Earning per Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Earnings Per Share [Abstract]
Net income	$ 180,936	$ 90,194
Weighted average common shares outstanding, basic	96,670,823	102,821,671
Basic earnings per share	$ 1.87	$ 0.88
Convertible Notes	2,690,362	0
Dilutive effect of non vested shares	355,797	349,053
Dilutive potential common shares	3,046,159	349,053
Weighted average common shares outstanding, diluted	99,716,982	103,170,724
Diluted earnings per share	$ 1.82	$ 0.87